WARRANTS	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Warrants
WARRANTS

11.	WARRANTS

On December 18, 2025, in connection with the Convertible Debentures issuance (Note 15), the Company issued 434,764 warrants. Each whole warrant is exercisable for one Class A subordinate voting share at an exercise price of CAD$7.00 ($5.11 at balance sheet rate) per share and expires three years from the date of issuance. The Company also issued 23,026 Broker Units. Each Broker Unit has an exercise price of CAD$3.04 ($2.22 at balance sheet rate) per unit and consisted of one Class A subordinate voting share and one-half of one common share purchase warrant. Each whole warrant is exercisable for one Class A subordinate voting share at an exercise price of CAD$7.00 ($5.11 at balance sheet rate) per share and expires three years from the date of issuance.

The total fair value of Broker Units was $45,361, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$3.04	$2.21
Risk-free interest rate	2.59%	2.59%
Expected life	3 years	3 years
Expected volatility	118.4%	118.4%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$1.85	$1.34

On November 6, 2025, in connection with the Sorbie financing (Note 10), the Company issued 1,236,667 warrants. Each whole warrant is exercisable for one Class A subordinate voting share at an exercise price of CAD$7.00 ($5.11 at balance sheet rate) per share and expires three years from the date of issuance. The Company also issued 186,667 Broker Units. Each Broker Unit has an exercise price of CAD$6.00 ($4.38 at balance sheet rate) per unit and consisted of one Class A subordinate voting share and one-half of one common share purchase warrant. Each whole warrant is exercisable for one Class A subordinate voting share at an exercise price of CAD$7.00 ($5.11 at balance sheet rate) per share and expires three years from the date of issuance.

The total fair value of these Warrants was $2,774,214 and the Broker Units was $644,058, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$4.88	$3.46
Risk-free interest rate	2.39%	2.39%
Expected life	3 years	3 years
Expected volatility	118.4%	118.4%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$3.29	$2.33

On July 11, 2025, in connection with the Prospectus Supplement offering closed, the Company issued 503,882 warrants and 110,271 Compensation Warrants (Note 10). Each Warrant entitles the holder to purchase one Share of the Company (a “Warrant Share”) at an exercise price of CAD$11.50 ($8.26 at balance sheet rate) per Warrant Share at any time until the date that is 36-month from the date of issuance, subject to adjustment in certain events.

The total fair value of these Compensation Warrants was $660,900, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$11.46	$8.38
Risk-free interest rate	2.72%	2.72%
Expected life	3 years	3 years
Expected volatility	120.6%	120.6%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$8.20	$5.99

On May 9, 2025, in connection with the Prospectus Supplement offering closed, the Company issued 458,333 warrants and 70,334 Compensation Warrants (Note 10).

The total fair value of these Compensation Warrants was $495,635, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$13.20	$9.52
Risk-free interest rate	2.61%	2.61%
Expected life	3 years	3 years
Expected volatility	123.9%	123.9%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$9.78	$7.05

Warrants outstanding as at December 31, 2025 are summarized below:

	Number of warrants	Weighted Average Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)
Balance, March 31, 2024	878,061	$41.10	$29.99
Issued	1,340,158	40.16	29.30
Exercised	(122,993)	24.09	17.58
Expired	(2)	21.60	15.76
Balance, March 31, 2025	2,095,224	$41.50	$30.28
Issued	3,023,944	8.84	6.45
Expired	(368,303)	26.54	19.36
Balance, December 31, 2025	4,750,865	$21.87	$15.96

(1)	Converted at balance sheet rate.

As of December 31, 2025, the Company’s outstanding share purchase warrants expire as follows:

Expiry date	Weighted Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
April 15, 2026	0.29	10.80	7.88	46,296
April 17, 2026	0.29	27.00	19.70	3,348
April 29, 2026	0.33	27.00	19.70	6,618
May 16, 2026	0.37	27.00	19.70	1,702
July 6, 2026	0.51	55.35	40.38	29,227
July 6, 2026	0.51	68.85	50.23	294,694
August 15, 2026	0.62	27.00	19.70	45,496
August 17, 2026	0.63	40.50	29.55	126,853
August 30, 2026	0.66	40.50	29.55	43,062
September 17, 2026	0.71	40.50	29.55	12,494
December 22, 2026	0.98	32.40	23.64	809
January 8, 2027	1.02	40.50	29.55	28
June 20, 2027	1.47	40.50	29.55	255,185
September 26, 2027	1.74	21.60	15.76	10,562
September 26, 2027	1.74	32.40	23.64	114,354
November 8, 2027	1.85	13.50	9.85	14,444
November 8, 2027	1.85	18.90	13.79	85,699
November 15, 2027	1.87	13.50	9.85	2,229
November 15, 2027	1.87	18.90	13.79	15,290
December 9, 2027	1.94	13.50	9.85	3,707
December 9, 2027	1.94	18.90	13.79	28,519
January 9, 2028	2.02	52.92	38.61	235,906
January 9, 2028	2.02	42.39	30.93	26,420
February 25, 2028	2.15	52.92	38.61	257,312
March 9, 2028	2.19	18.90	13.79	66,667
April 28, 2028	2.33	15.00	10.94	458,333
April 28, 2028	2.33	12.00	8.76	70,334
July 11, 2028	2.53	11.50	8.39	614,153
November 6, 2028	2.85	6.00	4.38	186,667
November 6, 2028	2.85	7.00	5.11	1,236,667
December 18, 2028	2.97	3.04	2.22	23,026
December 18, 2028	2.97	7.00	5.11	434,764
	2.24	$21.87	$15.96	4,750,865

Notes:

(1)	Converted at balance sheet rate.
(2)	Warrants expiring July 6, 2026

Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.86 at balance sheet rate) = 1 Class A Subordinate Voting share.

Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.

For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$68.85 ($50.23 at balance sheet rate) = 1 New Class A Subordinate Voting share.

12. WARRANTS

On March 9, 2025, the Company converted 133,333 Special Warrants Units into 133,333 Subordinate Voting Shares and 66,667 warrants.

On February 2025, the Company issued 257,312 warrants in connection with the conversion of the convertible debenture (Note 13). Each warrant is exercisable into one Subordinate Voting Share at a price of CAD$52.92 ($36.81 at balance sheet rate) per warrant.

On January 9, 2025, in connection with the Prospectus Supplement offering closed, the Company issued 235,904 warrants and 26,420 Compensation Warrants (Note 11).

The total fair value of the compensation warrants was $920,786, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$46.17	$32.20
Risk-free interest rate	2.88%	2.88%
Expected life	3 years	3 years
Expected volatility	121.6%	121.6%
Expected dividends	Nil	Nil
Grant date fair value per warrant	$33.31	$23.23

On January 8, 2025, 28 broker warrants were issued in connection with the exercise of broker Units.

In November and December 2024, in connection with the issuance of Life Offering, the Company issued 129,508 warrants and 13,615 Compensation Warrants (Note 11).

The total fair value of the broker warrants was $165,518, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$12.35	$8.87
Weighted average risk-free interest rate	3.01%	3.01%
Expected life	3 years	3 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$7.32	$5.25

On November 8, 2024, the Company closed a non-brokered private placement of special warrants (“Special Warrants”) for gross proceeds of up to $1,251,000 (CAD$1,800,000) through the sale of 133,333 Special Warrants at a price of $9.39 (CAD$13.50) per Special Warrant.

Each Special Warrant shall convert into one Unit of the Company (a “Unit”) at no additional cost four months and a day after date of issuance of the Special Warrants.

Each Unit is comprised of one Subordinate Voting Share (a “Unit Share”), and one-half of one Class A Subordinate Voting Share purchase warrant (each full warrant, a “Unit Warrant”). Each Unit Warrant shall be exercisable into one Subordinate Voting Share (a “Unit Warrant Share”) at a price of CAD$18.90 ($13.15 at balance sheet rate) per Unit Warrant Share for a period of three (3) years from the date of issue of the Unit Warrants.

In connection with the issuance of the Special Warrant, the Company issued 6,765 Compensation Warrants, which warrants are exercisable into one unit at CAD$13.50 ($9.39 at balance sheet rate) for a period of 36 months following the closing.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

12.	WARRANTS (continued)

The total fair value of the broker warrants was $58,290, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$13.23	$9.49
Weighted average risk-free interest rate	3.05%	3.05%
Expected life	3 years	3 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$8.01	$5.74

In September 2024, in connection with the issuance of Life Offering, the Company issued 115,739 warrants and 10,562 Compensation Warrants (Note 11).

The total fair value of the broker warrants was $134,813, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$19.71	$14.53
Weighted average risk-free interest rate	2.90%	2.90%
Expected life	3 years	3 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$11.54	$8.51

On April 18, 2024, the Company announced a non-brokered private placement of special warrants (“Special Warrants”) for gross proceeds of up to $7,306,000 (CAD$10,000,000) through the sale of 370,370 Special Warrants at a price of $19.74 (CAD$27.00) per Special Warrant.

Each Special Warrant shall convert into one Unit of the Company (a “Unit”) at no additional cost upon the earlier of: (i) the Company obtaining a receipt from the applicable securities commission(s) in Canada for the final prospectus qualifying the distribution of the Units to be issued upon exercise or deemed exercise of the Special Warrants; and (ii) the date that is four months and a day after date of issuance of the Special Warrants.

Each Unit is comprised of one Subordinate Voting Share (a “Unit Share”), and one-half of one Class A Subordinate Voting Share purchase warrant (each full warrant, a “Unit Warrant”). Each Unit Warrant shall be exercisable into one Subordinate Voting Share (a “Unit Warrant Share”) at a price of CAD$40.50 ($28.17 at balance sheet rate) per Unit Warrant Share for a period of two (2) years from the date of issue of the Unit Warrants.

The Company completed the issuance of 370,370 Units for gross proceeds of $7,306,000 (CAD$10,000,000) and paid fees to eligible finders consisting of: (i) $234,087 (CAD$320,404); and (ii) 11,720 finder warrants (the “Finder Warrants”). Each Finders Warrant will be exercisable into one unit (a “Finder Unit”) at a price of CAD$27.00 ($18.78 at balance sheet rate) per Finder Unit until the date that is two (2) years from the date of issue of the Finder Warrants, which Finder Unit will be comprised of a Subordinate Voting Share and one-half of one Subordinate Voting Share purchase warrant (each, whole warrant, a “Finder Unit Warrant”). Each Finder Unit Warrant shall be exercisable into one Subordinate Voting Share (a “Finder Unit Warrant Share”) at a price of CAD$40.50 ($28.17 at balance sheet rate) per Finder Unit Warrant Share for a period of two (2) years from the date of issue of the Finder Unit Warrants.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

12.	WARRANTS (continued)

The total fair value of the broker warrants was $181,394, estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Weighted average share price at grant date	$27.54	$19.97
Weighted average risk-free interest rate	4.25%	4.25%
Expected life	2 years	2 years
Expected volatility	100%	100%
Expected dividends	Nil	Nil
Weighted average grant date fair value per warrant	$14.12	$10.32

In July and August 2024, the Company converted 370,370 Special Warrants Units into 370,370 Subordinate Voting Shares and 185,181 warrants (Note 11). Each warrant is exercisable at CAD$40.50 ($28.17 at balance sheet rate) within 2 years of the issuance date.

On June 20, 2024, in connection with the issuance of convertible debenture (Note 13) the Company issued 255,185 warrants.

Warrants outstanding as at March 31, 2025 are summarized below:

	Number of warrants	Weighted Average Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)
Balance, March 31, 2023	969,941	$26.73	$18.59
Issued	338,319	75.03	52.19
Exercised	(430,199)	35.38	24.61
Balance, March 31, 2024	878,061	$41.10	$28.59
Issued	1,340,158	40.16	27.93
Exercised	(122,993)	24.09	16.76
Expired	(2)	21.60	15.02
Balance, March 31, 2025	2,095,224	$41.50	$28.86

(1)	Converted at balance sheet rate.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

12.	WARRANTS (continued)

As of March 31, 2025, the Company’s outstanding share purchase warrants expire as follows:

Expiry date	Weighted Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
April 3, 2025	0.01	32.40	22.54	117
April 20, 2025	0.05	32.40	22.54	194
June 2, 2025	0.17	32.40	22.54	1,149
June 16, 2025	0.21	32.40	22.54	1,017
July 10, 2025	0.28	32.40	22.54	98
August 15, 2025	0.38	32.40	22.54	8,279
August 15, 2025	0.38	21.60	15.02	42,663
August 15, 2025 (2)	0.38	27.00	18.78	360,098
August 25, 2025	0.40	32.40	22.54	184
April 15, 2026	1.04	10.80	7.51	46,296
April 17, 2026	1.05	27.00	18.78	3,348
April 29, 2026	1.08	27.00	18.78	6,618
May 16, 2026	1.13	27.00	18.78	1,702
July 6, 2026	1.27	55.35	38.50	29,227
July 6, 2026 (3)	1.27	68.85	47.89	294,694
August 17, 2026	1.38	40.50	28.17	126,853
August 30, 2026	1.42	40.50	28.17	43,062
September 17, 2026	1.47	40.50	28.17	12,494
December 22, 2026	1.73	32.40	22.54	809
January 8, 2027	1.78	40.50	28.17	28
June 20, 2027	2.22	40.50	28.17	255,185
September 26, 2027	2.49	21.60	15.02	10,562
September 26, 2027	2.49	32.40	22.54	114,354
November 8, 2027	2.61	13.50	9.39	14,444
November 8, 2027	2.61	18.90	13.15	85,699
November 15, 2027	2.63	13.50	9.39	2,229
November 15, 2027	2.63	18.90	13.15	15,290
December 9, 2027	2.69	13.50	9.39	3,707
December 9, 2027	2.69	18.90	13.15	28,519
January 9, 2028	2.78	52.92	36.81	235,906
January 9, 2028	2.78	42.39	29.49	26,420
February 25, 2028	2.91	52.92	36.81	257,312
March 9, 2028	2.94	18.90	13.15	66,667
	1.83	$41.50	28.86	2,095,224

Notes:

(1)	Converted at balance sheet rate.

(2)	Warrants expiring August 15, 2025:

Pre-Consolidation exercise terms: 1 warrant + CAD$1.00 ($0.6956 at balance sheet rate) = 1 Class A Subordinate Voting share.

Post-Consolidation Exercise Terms: 27 Warrants + CAD$27.00 ($18.78 at balance sheet rate) = 1 New Class A Subordinate Voting share.

For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$27.00 ($18.78 at balance sheet rate) = 1 New Class A Subordinate Voting share.

(3)	Warrants expiring July 6, 2026

Pre-Consolidation Exercise Terms: 1 Warrant + CAD$2.55 ($1.77 at balance sheet rate) = 1 Class A Subordinate Voting share.

Post-Consolidation Exercise Terms: 27 Warrants + CAD$68.85 (47.89 at balance sheet rate) = 1 New Class A Subordinate Voting share.

For presentation purposes, the Company divided the total outstanding warrants by 27 to reflect 1 warrant + CAD$68.85 (47.89 at balance sheet rate) = 1 New Class A Subordinate Voting share.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)